Annual Total Returns- JPMorgan Small Cap Equity Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Small Cap Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.61%	17.77%	35.77%	7.00%	(1.85%)	21.77%	15.28%	(9.24%)	28.10%	18.15%